Annual Total Returns - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO (Class K) [BarChart] - Class K - BLACKROCK MID CAP GROWTH EQUITY PORTFOLIO - Class K	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	(2.92%)	[1]
Annual Return 2012	10.96%
Annual Return 2013	47.17%
Annual Return 2014	6.37%
Annual Return 2015	6.87%
Annual Return 2016	3.16%
Annual Return 2017	34.82%
Annual Return 2018	2.91%
Annual Return 2019	36.26%
Annual Return 2020	46.23%

[1]	A portion of the Fund’s total return was attributable to proceeds received in the fiscal year ended September 30, 2011 in settlement of litigation.